Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets

Details and movement of items composing intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Total
Balance at December 31, 2024	6,928	2,865	66,308	76,101
Additions	226	—	5,523	5,749
Impairment of assets	627	807	987	2,421
Amortization for the period	(977)	(1,038)	(9,841)	(11,856)
Translation differences	(121)	(192)	(347)	(660)
Balance at June 30, 2025	6,683	2,442	62,630	71,755
Cost
At December 31, 2024	16,434	20,768	117,333	154,535
At June 30, 2025	16,539	20,576	122,509	159,624
Accumulated amortization
At December 31, 2024	(6,745)	(3,644)	(44,355)	(54,744)
At June 30, 2025	(7,722)	(4,682)	(54,196)	(66,600)
Impairment of assets
At December 31, 2024	(2,761)	(14,259)	(6,670)	(23,690)
At June 30, 2025	(2,134)	(13,452)	(5,683)	(21,269)

Summary of the Goodwill Breakdown by CGU

The Goodwill breakdown by CGU as of June 30, 2025, and December 31, 2024, is as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
Ares	4,424	4,424
Coil	2,922	3,297
Nordics	—	—
Electromaps / Software	3,457	3,457
Total	10,803	11,178